Expense Example - Class A B C R IS and R6 Shares - Federated Hermes Kaufmann Small Cap Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	696	1,004	1,333	2,263	758	1,043	1,303	2,244	307	640	1,098	2,369	170	526	907	1,976	106	331	574	1,271	96	300	520	1,155